Other equity instruments (Details) - GBP (£) £ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2021
Opening balance as at 1 January	£ 12,259	[1]			£ 11,172		£ 11,172
Securities held by the Group	(8)		£ 15		(29)	[2]
Closing balance	12,357		12,259	[1]			12,259 [1]
Other equity instruments
Issuances	1,247						1,078
Redemptions	(1,132)						0
Securities held by the Group	£ (17)	[3]	£ 14	[3]	£ (5)	[4]	£ 9

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 90.
[4]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 91.